Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Oct. 30, 2016
Document Information [Line Items]
Entity Registrant Name	Skyline Medical Inc.
Entity Central Index Key	0001446159
Trading Symbol	skln
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		3,804,860
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	Amendment effecting a 1:25 reverse stock split to Form 10-Q for period ended 9/30/16.